Related Party Transactions - Additional Information (Detail)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Feb. 06, 2012 V1 Group Limited	Dec. 31, 2013 V1 Group Limited CNY	Dec. 31, 2012 V1 Group Limited CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI")	Aug. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") Minimum	Aug. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") Maximum	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") Gaintech Co. Limited (Gaintech)	Dec. 31, 2013 Mr. Kuang Yixun and Mr. Hu Zhenning USD ($)
Related Party Transaction [Line Items]
Business acquisition, percentage acquired										90.60%			82.60%
Gain on bargain purchase of business	9,654,000							9,654,000	9,654,000
Temporary funding to be used as working capital	6,097,000		981,000	6,087,000					4,500,000
Profit sharing percentage											55.00%	95.00%
Gain or loss resulted from sale of inventories														0
Amount of ordinary shares returned		12,302,000				38,014,000	18,314,000
Share option granted to the employees shares					2,431,592
Share option granted to the employees							2,313,000